Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jun. 30, 2020
Other liabilities
Personnel-related liabilities	€ 10,115	€ 6,035
Customer returns	9,631	8,607
Liabilities from sales tax	1,894	4,143
Accrued expenses & Other liabilities	28,585	27,343
Total other current liabilities	€ 50,225	46,128
Other non-current liabilities		5,905
Non-current liabilities for long-term employee compensation arrangements		€ 5,905